intangible assets and goodwill (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
intangible assets and goodwill
Balance at beginning of the period			$ 18,153
Amortization	$ (220)	$ (163)	(422)	$ (310)
Net foreign exchange differences			13
Balance at end of the period	19,762		19,762
Accumulated impairment losses of goodwill	6,132		6,132		$ 5,309
Contractual commitments for the acquisition of intangible assets	48		48		$ 45
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			22,901
Additions			324
Additions arising from business acquisitions			1,583
Dispositions, retirements and other			(297)
Net foreign exchange differences			90
Balance at end of the period	24,601		24,601
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(4,748)
Amortization			422
Dispositions, retirements and other			(344)
Balance at end of the period	(4,839)		(4,839)
Allowance for doubtful accounts
intangible assets and goodwill
Accumulated impairment losses of goodwill	0		0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period			9,937
Balance at end of the period	9,963		9,963
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			9,937
Additions arising from business acquisitions			9
Dispositions, retirements and other			17
Balance at end of the period	9,963		9,963
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period			12,844
Net foreign exchange differences			13
Balance at end of the period	13,630		13,630
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			17,228
Additions			324
Additions arising from business acquisitions			811
Dispositions, retirements and other			(297)
Net foreign exchange differences			39
Balance at end of the period	18,105		18,105
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(4,384)
Amortization			422
Dispositions, retirements and other			(344)
Balance at end of the period	(4,475)		(4,475)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period			2,907
Net foreign exchange differences			13
Balance at end of the period	3,667		3,667
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			7,291
Additions			324
Additions arising from business acquisitions			802
Dispositions, retirements and other			(314)
Net foreign exchange differences			39
Balance at end of the period	8,142		8,142
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(4,384)
Amortization			422
Dispositions, retirements and other			(344)
Balance at end of the period	(4,475)		(4,475)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period			747
Net foreign exchange differences			12
Balance at end of the period	1,471		1,471
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			1,032
Additions arising from business acquisitions			735
Dispositions, retirements and other			48
Net foreign exchange differences			37
Balance at end of the period	1,852		1,852
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(285)
Amortization			97
Dispositions, retirements and other			(13)
Balance at end of the period	(381)		(381)
Software
intangible assets and goodwill
Balance at beginning of the period			1,842
Net foreign exchange differences			1
Balance at end of the period	1,816		1,816
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			5,870
Additions			42
Additions arising from business acquisitions			20
Dispositions, retirements and other			(333)
Assets under construction put into service			232
Net foreign exchange differences			2
Balance at end of the period	5,833		5,833
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(4,028)
Amortization			322
Dispositions, retirements and other			(334)
Balance at end of the period	(4,017)		(4,017)
Access to rights-of-way and other
intangible assets and goodwill
Balance at beginning of the period			64
Balance at end of the period	77		77
Access to rights-of-way and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			135
Additions			1
Additions arising from business acquisitions			47
Dispositions, retirements and other			(29)
Balance at end of the period	154		154
Access to rights-of-way and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(71)
Amortization			3
Dispositions, retirements and other			3
Balance at end of the period	(77)		(77)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period			254
Balance at end of the period	303		303
Assets under construction | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			254
Additions			281
Assets under construction put into service			(232)
Balance at end of the period	303		303
Goodwill
intangible assets and goodwill
Balance at beginning of the period			5,309
Balance at end of the period	6,132		6,132
Goodwill | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period			5,673
Additions arising from business acquisitions			772
Net foreign exchange differences			51
Balance at end of the period	6,496		6,496
Goodwill | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period			(364)
Balance at end of the period	$ (364)		$ (364)